Commitments and Contingent Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Commitments and Contingent Liabilities [Line Items]
Payment of royalties
Accrued royalty
Research and Development Expenses [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of royalties rate of sales	3.00%
Percentage of grant received	100.00%
Israel Innovation Authority of the Ministry of Economy [Member] | Research and Development Expenses [Member]
Commitments and Contingent Liabilities [Line Items]
Participation payments	$ 4,898